Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (22.2%)
$321,881	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.08% (TSFR1M + 73 bps), 1/25/33, Callable 12/25/23 @ 100*	$317,932
19,257	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 6.81% (TSFR1M + 146 bps), 10/25/37, Callable 8/25/24 @ 100*(a)	19,243
566,939	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 12/18/23 @ 100*(a)	483,667
139	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 12/25/23 @ 100*(b)(c)	139
661,584	DRIVEN BRANDS FUNDING LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	609,183
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	699,106
457,984	Fremont Home Loan Trust, Series 2004-3, Class M5, 7.33% (TSFR1M + 199 bps), 11/25/34, Callable 12/25/23 @ 100*	312,851
1,149,860	Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/55, Callable 10/15/42 @ 100*(a)	884,301
345,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 2/1/24 @ 100*(a)	317,067
8	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	8
757,525	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100* (a)	681,615
198,481	RAAC Trust, Series 2007-SP1, Class M1, 6.31% (TSFR1M + 97 bps), 3/25/37, Callable 12/25/23 @ 100*	196,958
55,343	RAMP Trust, Series 2002-RS2, Class AI5, 4.82%, 3/25/32, Callable 12/25/23 @ 100*	53,617
996	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.18%, 12/25/33, Callable 12/25/23 @ 100*(b)(c)	956
782,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	637,959
42,446	Soundview Home Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 12/25/23 @ 100*(b)(c)	38,740
155,293	Soundview Home Loan Trust, Series 2005-OPT3, Class M1, 6.16% (TSFR1M + 82 bps), 11/25/35, Callable 12/25/23 @ 100*	150,998
409,147	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 6.18% (TSFR1M + 83 bps), 9/25/35, Callable 12/25/23 @ 100*	399,110
28,274	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 12/25/23 @ 100*(b)(c)	28,042
656,250	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 2/25/24 @ 100*(a)	636,863
456,570	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 12/20/23 @ 100*(a)	418,695
640,263	ZAXBY'S FUNDING LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	539,481

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
Total Asset Backed Securities (Cost $8,565,321)		$7,426,531

Mortgage Backed Securities† (27.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
$8,279	Alternative Loan Trust, Series 2005-24, Class 1A1, 6.24% (12MTA + 131 bps), 7/20/35, Callable 12/19/23 @ 100*	6,923
55,727	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 4.27%, 2/25/36, Callable 12/25/23 @ 100*(b)	37,873
8,612	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.53%, 7/25/35, Callable 12/25/23 @ 100*(b)	6,022
856	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1B1, 5.56% (TSFR1M + 21 bps), 10/25/36, Callable 12/25/23 @ 100*	661
2,926	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 12/25/23 @ 100*(b)	2,301
1,198	Deutsche Alternative Securities, Inc. Mortgage Loan Trust, Series 2003-4XS, Class A6A, 5.32%, 10/25/44, Callable 12/25/23 @ 100*(b)(c)	1,137
1,777	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 5.94%, 9/25/34, Callable 12/25/23 @ 100*(b)	1,672
149,964	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 5.49%, 8/25/35, Callable 12/25/23 @ 100*(b)	149,065
13,246	RALI Trust, Series 2006-QA1, Class A21, 5.05%, 1/25/36, Callable 12/25/23 @ 100*(b)	9,396
21,048	RALI Trust, Series 2004-QA4, Class NB21, 5.11%, 9/25/34, Callable 12/25/23 @ 100*(b)	19,321
		234,371
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
9,547	Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 12/25/23 @ 100*	6,512
15,047	Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 12/25/23 @ 100*	6,106
15,629	Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 12/25/23 @ 100*	8,960
15,413	Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 12/25/23 @ 100*	8,217
111,807	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 12/25/23 @ 100*	47,450
54,930	Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 12/25/23 @ 100*	48,196
10,525	ChaseFlex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 12/25/23 @ 100*	7,984
13,522	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 12/25/23 @ 100*	11,239
675	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	571
2,657	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/23 @100*	2,578

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$243,574	MASTR Alternative Loan Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 12/25/23 @100*	$241,500
16,701	MASTR Alternative Loan Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 12/25/23 @100*	15,861
2,510	MASTR Alternative Loan Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 12/25/23 @100*	2,518
101	RALI Trust, Series 2004-QS13, Class CB, 5.00%, 9/25/19	95
5,560	RALI Trust, Series 2004-QS6, Class A1, 5.00%, 5/25/19	5,156
19,486	RALI Trust, Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 12/25/23 @ 100*	15,121
40,529	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 1/25/24 @ 100*	12,907
23,661	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 12/25/23 @ 100*	11,871
7,001	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 12/25/23 @100*	6,720
		459,562
Prime Adjustable Rate Mortgage Backed Securities (3.9%)
171	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.73%, 5/25/35(b)	170
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 12/25/23 @ 100*(b)(c)	48,073
3,850	Banc of America Mortgage Trust, Series 2006-A, Class 2A1, 3.89%, 2/25/36, Callable 12/25/23 @ 100*(b)	3,375
2,295	Banc of America Mortgage Trust, Series 2006-B, Class 2A1, 4.99%, 11/20/46, Callable 12/20/23 @ 100*(b)	1,985
3,107	Banc of America Mortgage Trust, Series 2004-E, Class 1A1, 5.41%, 6/25/34, Callable 12/25/23 @ 100*(b)	2,878
4,048	Banc of America Mortgage Trust, Series 2003-H, Class 2A3, 6.00%, 9/25/33, Callable 12/25/23 @ 100*(b)	3,716
4,126	Bear Stearns ARM Trust, Series 2004-6, Class 1A1, 5.48%, 9/25/34, Callable 12/25/23 @ 100*(b)	3,789
3,615	Bear Stearns ARM Trust, Series 2006-4, Class 1A1, 5.79%, 10/25/36, Callable 12/25/23 @ 100*(b)	3,363
1,978	Bear Stearns ARM Trust, Series 2004-10, Class 15A1, 6.24%, 1/25/35, Callable 12/25/23 @ 100*(b)	1,908
2,994	Bear Stearns ARM Trust, Series 2005-9, Class A1, 7.67% (H15T1Y + 230 bps), 10/25/35, Callable 12/25/23 @ 100*	2,756
1,215	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.24%, 3/25/31, Callable 12/25/23 @ 100*(b)	1,202
8,337	Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.52%, 7/25/37, Callable 12/25/23 @ 100*(b)	6,439

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$208	CHL Mortgage Pass-Through Trust, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 12/25/23 @ 100*(b)	$169
2,982	CHL Mortgage Pass-Through Trust, Series 2003-60, Class 2A1, 4.12%, 2/25/34, Callable 12/25/23 @ 100*(b)	2,728
6,055	CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2, 5.89%, 2/19/34, Callable 12/19/23 @ 100*(b)	5,758
4,014	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2A, 5.31%, 8/25/35(b)	3,777
17,454	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.78%, 11/25/34, Callable 12/25/23 @ 100*(b)	16,496
21,789	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.91%, 11/25/32, Callable 12/25/23 @ 100*(b)	13,609
496,265	Fannie Mae REMIC Trust, Series 2003-W14, Class 2A, 4.44%, 1/25/43, Callable 12/25/23 @ 100*(b)	467,994
4,129	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.95%, 10/25/35, Callable 12/25/23 @ 100*(b)	3,790
21,801	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.27%, 11/19/35, Callable 12/19/23 @ 100*(b)	18,380
11,667	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.83%, 4/25/35, Callable 12/25/23 @ 100*(b)	10,472
4,125	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.33%, 11/25/35, Callable 12/25/23 @ 100*(b)	4,075
52,403	HarborView Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.70%, 1/19/35, Callable 12/19/23 @ 100*(b)	45,117
2,604	HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.88%, 12/19/35, Callable 12/19/23 @ 100*(b)	2,422
18,072	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.82%, 7/25/36, Callable 12/25/23 @ 100*(b)	12,400
29,887	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.85%, 8/25/36, Callable 12/25/23 @ 100*(b)	20,490
7,424	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.44%, 8/25/34, Callable 12/25/23 @ 100*(b)	6,906
16,458	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.67%, 8/25/34, Callable 12/25/23 @ 100*(b)	14,767
1,273	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.45%, 8/25/36, Callable 12/25/23 @ 100*(b)	995
12,054	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 5.87%, 4/21/34, Callable 12/21/23 @ 100*(b)	11,315
5,133	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 4.57%, 12/25/34, Callable 12/25/23 @ 100*(b)	4,743
628	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.83%, 2/25/34, Callable 12/25/23 @ 100*(b)	564

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,725	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 5.52%, 7/25/34, Callable 12/25/23 @ 100*(b)	$5,349
3,302	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 5.21%, 8/25/34, Callable 1/25/25 @ 100*(b)	3,145
1,610	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 5.24%, 8/25/34, Callable 7/25/24 @ 100*(b)	1,528
500,000	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, Class A, 8.84% (TSFR1M + 351 bps), 8/25/25(a)	499,845
17,704	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.14%, 12/25/34, Callable 12/25/23 @ 100*(b)	15,128
806	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 6.21%, 2/25/34, Callable 12/25/23 @ 100*(b)	745
1,280	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 1A1, 4.86%, 12/27/35, Callable 12/25/23 @ 100*(b)	1,263
8,868	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-24A, Class 1A3, 6.53%, 7/25/33, Callable 12/25/23 @ 100*(b)	8,532
38,230	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 4.02%, 11/25/36, Callable 12/25/23 @ 100*(b)	31,913
1,083	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 4.41%, 8/25/46, Callable 12/25/23 @ 100*(b)	937
5,914	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 4.46%, 9/25/36, Callable 12/25/23 @ 100*(b)	4,807
2,754	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 4.50%, 6/25/34, Callable 12/25/23 @ 100*(b)	2,460
3,550	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 6.30% (TSFR1M + 95 bps), 7/25/44, Callable 12/25/23 @ 100*	3,216
		1,325,489
Prime Fixed Mortgage Backed Securities (11.6%)
401,352	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 12/25/23 @ 100* (a)(b)	385,241
4,023	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 12/25/23 @ 100*	3,871
52,542	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 12/25/23 @100*	45,707
9,646	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 12/25/23 @ 100*	9,594
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	51,838
7,401	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/23 @ 100*	7,227

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,642	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 12/25/23 @ 100*	$13,411
29,433	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 12/25/23 @ 100*	7,723
170,960	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 12/25/23 @ 100*	175,153
3,376	CSFB Mortgage-Backed Trust, Series 2004-7, Class 5A1, 5.00%, 10/25/19	3,283
740,879	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 12/25/23 @100*	729,304
330,384	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 12/25/23 @ 100*(a)(b)	298,504
14,589	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 12/25/23 @ 100*	13,339
20,143	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 7/25/34 @ 100*	7,644
492,737	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 3/25/29 @ 100*(a)(b)	393,357
391,855	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 10/25/30 @ 100*(a)(b)	323,495
8,724	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 12/25/23 @ 100*	4,217
1,343,333	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 6.86% (TSFR1M + 151 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,339,468
3,848	RFMSI Trust, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 12/25/23 @ 100*	2,975
11,183	RFMSI Trust, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 12/25/23 @ 100*	10,738
46,364	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/23 @ 100*	44,642
		3,870,731

Subprime Mortgage Backed Securities (0.9%)
25,108	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 1/25/29 @ 100*(a)(b)	24,907
13,557	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 12/25/26 @ 100*(a)(b)	13,500
273,454	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	260,037
		298,444
U.S. Government Agency Mortgage Backed Securities (8.9%)
10,562	Fannie Mae, 3.67% (US0012M + 133 bps), 1/1/35, Pool #805386	10,482
274	Fannie Mae, 5.67% (H15T1Y + 222 bps), 6/1/32, Pool #725286	273
18,235	Fannie Mae, 6.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	18,085

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.46%, 9/26/33, Callable 12/26/23 @ 100*(b)(c)	$709,436
142,047	Fannie Mae REMIC, Series 2013-68, Class NA, 1.00%,3/25/42	115,042
23,988	Fannie Mae REMIC, Series 2012-31, Class PA, 2.00%,4/25/41	23,132
3,354	Fannie Mae REMIC, Series 2012-96, Class PD, 2.00%,7/25/41	3,336
113,543	Fannie Mae REMIC, Series 2013-18, Class NA, 2.00%,12/25/42	96,194
71,599	Fannie Mae REMIC, Series 2013-73, Class PD, 2.25%,6/25/42	64,438
68,858	Fannie Mae REMIC, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	64,189
51,484	Fannie Mae REMIC, Series 2011-118, Class NA, 3.00%,11/25/41	47,054
110,342	Fannie Mae REMIC, Series 2014-1, Class AB, 3.00%,6/25/43	102,476
412,454	Fannie Mae REMIC, Series 2018-83, Class LC, 3.00%,11/25/48	359,910
1,000	Fannie Mae REMIC, Series 1996-42, Class LL, 7.50%,9/25/26	997
304,257	Fannie Mae REMIC Trust, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 12/25/23 @ 100*(b)(c)	291,213
1,231	Fannie Mae REMIC Trust, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 12/25/23 @ 100*(b)(c)	1,214
2,956	Fannie Mae REMIC Trust, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 12/25/23 @ 100*(b)(c)	2,945
4,549	Fannie Mae REMIC Trust, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 12/25/23 @ 100*(b)(c)	4,567
1,957	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	1,866
1,646	Freddie Mac, 7.20% (US0006M + 152 bps), 4/1/36, Pool #1N0148	1,668
27,481	Freddie Mac REMIC, Series 4146, Class ML, 1.50%,10/15/42	26,334
248,867	Freddie Mac REMIC, Series 4220, Class KC, 1.50%,5/15/32	233,698
29,183	Freddie Mac REMIC, Series 3982, Class MD, 2.00%,5/15/39	28,194
105,358	Freddie Mac REMIC, Series 4019, Class GB, 2.00%,12/15/41	94,459
53,651	Freddie Mac REMIC, Series 4272, Class YG, 2.00%,11/15/26	52,958
73,459	Freddie Mac REMIC, Series 3913, Class PC, 2.50%,3/15/41	69,873
309,571	Freddie Mac REMIC, Series 4374, Class GA, 3.00%,9/15/36	290,128
313,960	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	264,552
798	Government National Mortgage Assoc., 2.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	785
296	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	292
508	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	500

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$303	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	$295
935	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	906
5,395	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	5,326
40	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	41
2	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	2
7	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	7
		2,986,867
Total Mortgage Backed Securities (Cost $10,327,078)		9,175,464

Commercial Mortgage Backed Securities (0.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (0.1%)
48,289	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 12/10/23 @ 100*	46,792
Total Commercial Mortgage Backed Securities (Cost $47,731)		46,792

Corporate Bonds (20.8%)
Aerospace & Defense (2.8%)
920,000	Boeing Co. (The), 7.95% 8/15/24	932,039
Banks (5.3%)
1,057,740	SouthTrust Bank, 7.74%, 5/15/25, MTN	1,076,255
800,000	Truist Financial Corp., Series N, 4.80% (H15T5Y + 300 bps), (d)	706,743
		1,782,998
Capital Markets (5.2%)
800,000	Charles Schwab Corp. (The), Series I, 4.00% (H15T5Y + 317 bps), (d)	687,799
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 2/15/24 @ 100, MTN *	1,061,095
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	3,000
		1,751,894
Financial Services (5.2%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	636,645
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	1,089,045
		1,725,690
Tobacco (2.3%)
806,000	BAT Capital Corp., 3.22% 9/6/26, Callable 7/6/26 @100*	759,378
Total Corporate Bonds (Cost $8,283,205)		6,951,999

Taxable Municipal Bonds (0.6%)
Pennsylvania (0.6%)
190,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	185,852
Total Taxable Municipal Bonds (Cost $189,839)		185,852

U.S. Government Agency Securities (13.4%)
Federal Farm Credit Banks Funding Corp.
1,000,000	1.23%, 9/10/29, Callable 12/14/23 @ 100 *	814,752
475,000	5.44% (SOFR + 5 bps), 2/13/24	475,049
350,000	5.45% (SOFR + 6 bps), 10/8/24	349,752
		1,639,553

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2023 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Banks
$35,000	0.90%, 8/27/26, Callable 2/27/24 @ 100 *	$31,657
250,000	1.00%, 3/29/29, Callable 12/29/23 @ 100 *(b)	214,969
252,500	1.25%, 2/19/30, Callable 2/19/24 @ 100 *	203,804
370,000	Series 4, 1.50%, 6/30/25, Callable 12/30/23 @ 100 *(b)	353,733
180,000	2.10%, 11/26/31, Callable 12/14/23 @ 100 *	145,765
300,000	4.84%, 5/15/30, Callable 5/15/25 @ 100 *	290,337
220,000	5.40%, 2/24/28, Callable 2/24/24 @ 100 *	217,740
350,000	5.51% (SOFR + 12 bps), 5/1/25	350,014
400,000	5.53% (SOFR + 14 bps), 4/21/25	400,053
		2,208,072
Federal Home Loan Mortgage Corporation
249,000	3.63%, 7/26/24, Callable 1/26/24 @ 100 *	246,257
180,000	5.50%, 6/18/24, Callable 12/22/23 @ 100 *	179,892
		426,149

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal National Mortgage Association
$250,000	Series 1, 1.00%, 10/27/28, Callable 1/27/24 @ 100*	$210,451
Total U.S. Government Agency Securities (Cost $4,731,462)		4,484,225

U.S. Treasury Obligations (12.2%)
U.S. Treasury Notes
730,000	1.50%, 2/15/30	617,677
400,000	3.88%, 12/31/27	392,641
942,000	4.13%, 9/30/27	933,205
2,161,000	4.25%, 9/30/24	2,143,611
Total U.S. Treasury Obligations (Cost $4,154,673)		4,087,134

Investment in Affiliates (3.0%)
987,744	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(f)	987,744
Total Investment in Affiliates (Cost $987,744)		987,744

Total Investments (Cost $37,287,053) — 99.7%		33,345,741
Other assets in excess of liabilities — 0.3%		85,580
Net Assets - 100.0%		$33,431,321

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2023.

(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future

(e)	Issuer has defaulted on the payment of interest.

(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
H15T1Y	1 Year Treasury Constant Maturity Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1-Month
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (12.2%)
$280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	$242,866
250,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 2/1/24 @ 100*(a)	229,759
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	272,538
206,415	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 2/15/24 @ 100*(a)	182,148
225,625	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	211,888
141,231	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	113,502
Total Asset Backed Securities (Cost $1,400,364)		1,252,701

Mortgage Backed Securities† (24.6%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
2,335	Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 12/25/23 @ 100*	1,891
6,970	Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 12/25/23 @ 100*	6,855
58,846	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 12/25/23 @ 100*	24,974
31,493	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 12/10/23 @ 100*	30,516
3,783	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 4A1, 5.00%, 2/25/19	3,554
6,267	MASTR Alternative Loan Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 12/25/23 @ 100*	5,919
6,197	MASTR Alternative Loan Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 12/25/23 @ 100*	5,870
142	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	120
11,443	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/23 @ 100*	10,727
6,120	MASTR Alternative Loan Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 12/25/23 @ 100*	6,115
10,572	MASTR Alternative Loan Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 12/25/23 @ 100*	10,167
18,642	MASTR Alternative Loan Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 12/25/23 @ 100*	17,858
255	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 12/25/23 @ 100*(b)(c)	249
19,810	RALI Trust, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 12/25/23 @ 100*	8,833
33,897	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 12/25/23 @ 100*	15,564

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$38,901	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 12/25/23 @ 100*	$21,125
26,789	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 12/25/23 @ 100*	23,422
		193,759
Prime Adjustable Rate Mortgage Backed Securities (2.8%)
3,976	Banc of America Funding Trust, Series 2004-B, Class 5A1, 5.66%, 11/20/34, Callable 12/20/23 @ 100*(b)	3,749
2,502	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 5.11%, 11/25/34, Callable 12/25/23 @ 100*(b)	2,485
658	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 5.71%, 10/25/33, Callable 12/25/23 @ 100*(b)	657
7,111	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 3.74%, 2/25/34, Callable 12/25/23 @ 100*(b)	5,770
6,636	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.64%, 4/25/37, Callable 12/25/23 @ 100*(b)	5,620
11,951	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.13%, 10/25/36, Callable 12/25/23 @ 100*(b)	8,588
2,384	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.20% (US0003M + 101 bps), 4/25/36, Callable 12/25/23 @ 100*	2,027
13,047	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.89%, 2/25/35, Callable 12/25/23 @ 100*(b)	12,128
155,440	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.02%, 9/25/35, Callable 12/25/23 @ 100*(b)	137,864
29,222	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 2.78%, 10/25/40, Callable 12/25/23 @ 100*(a)(b)	17,200
105,726	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 12/20/23 @ 100*(a)(b)	96,630
		292,718
Prime Fixed Mortgage Backed Securities (6.1%)
1,673	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 12/25/23 @ 100*(b)(c)	1,388
49,406	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 12/25/23 @ 100*(a)(b)	47,345
11,942	Chase Mortgage Finance Trust, Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 12/25/23 @ 100*	960
42,172	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/23 @ 100*	28,261
150	CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 12/25/23 @ 100*	149
5,915	CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 12/25/23 @ 100*	2,861
3,926	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	3,766

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,328	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 12/25/23 @ 100*	$4,152
9,820	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 12/25/23 @ 100*	9,624
200,874	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 4/25/47 @ 100*(a)(b)	167,919
10,581	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 4/25/31 @ 100*(a)(b)	9,309
110,569	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 4/25/43 @ 100*(a)(b)	89,075
129,599	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 12/25/23 @ 100*	118,851
67	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	66
444	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 12/25/23 @ 100*	421
3,767	MASTR Alternative Loan Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	2,729
810	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 12/25/23 @ 100*	768
16,953	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 10/25/29 @ 100*	13,394
5,753	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/23 @ 100*	5,539
35	Structured Asset Securities Corp. Mort Pass-Through Certificate Trust, Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 12/28/23 @ 100*	34
577	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 12/25/23 @ 100*	533
221	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 12/25/23 @ 100*	215
142,502	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/47 @ 100*(a)(b)	119,977
		627,336
Subprime Mortgage Backed Securities (0.8%)
22,698	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 10/25/27 @ 100*(a)(b)	21,887
62,374	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 8/25/29 @ 100*(a)(b)	59,886
		81,773
U.S. Government Agency Mortgage Backed Securities (13.0%)
89,165	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	86,498
1,624	Fannie Mae, 4.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,612
246,857	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	243,271

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,266	Fannie Mae, 5.88% (US0012M + 163 bps), 9/1/33, Pool #739372	$1,250
70	Fannie Mae, 6.00%, 4/1/35, Pool #735503	72
230	Fannie Mae Grantor Trust, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 12/25/23 @ 100*	236
46,262	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%,7/25/40	42,528
47,173	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%,7/25/44	42,082
13,990	Fannie Mae REMIC, Series 2015-12, Class PC, 2.50%,7/25/44	13,391
93,877	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%,7/25/45	84,047
143,140	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%,3/25/34	143,352
435	Fannie Mae REMIC, Series 2001-55, Class PC, 6.50%,10/25/31	438
8,039	Fannie Mae Trust, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 12/25/23 @ 100*	8,250
3,815	Freddie Mac, 6.98% (H15T1Y + 237 bps), 8/1/34, Pool #755230	3,737
34,827	Freddie Mac REMIC, Series 4220, Class KC, 1.50%,5/15/32	32,704
22,568	Freddie Mac REMIC, Series 4076, Class QC, 2.00%,11/15/41	21,311
31,654	Freddie Mac REMIC, Series 4461, Class EA, 2.00%,7/15/37	29,976
146,881	Freddie Mac REMIC, Series 3908, Class B, 2.50%,6/15/39	129,940
161,664	Freddie Mac REMIC, Series 5303, Class B, 5.50%,6/25/45	159,233
31	Freddie Mac REMIC, Series 1714, Class K, 7.00%, 4/15/24, Callable 1/15/24 @ 100*	30
280	Freddie Mac REMIC, Series 1904, Class D, 7.50%, 10/15/26, Callable 1/15/24 @ 100*	281
67,277	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	56,690
235,040	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	229,656
2,320	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	2,309
25	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	26
17	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	17
14	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	14
302	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	302
1,330	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	1,342
		1,334,595
Total Mortgage Backed Securities (Cost $2,803,610)		2,530,181

Corporate Bonds (16.6%)
Air Freight & Logistics (1.6%)
168,216	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88% 10/15/27	167,501
Banks (1.2%)
135,000	Bank of America Corp., 5.02% (SOFR + 216 bps) 7/22/33, Callable 7/22/32 @ 100, MTN *	128,210

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2023 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets (1.3%)
$140,000	Goldman Sachs Group, Inc. (The), 3.50% 11/16/26, Callable 11/16/25 @ 100 *	$133,611
Electric Utilities (2.4%)
275,000	Entergy Mississippi LLC, 3.25% 12/1/27, Callable 9/1/27 @ 100 *	250,241
Electrical Equipment (2.0%)
250,000	Emerson Electric Co., 2.20% 12/21/31, Callable 9/21/31 @ 100 *	204,833
Financial Services (2.9%)
300,000	Jackson National Life Global Funding, 2.65% 6/21/24 (a)	294,215
Household Durables (3.8%)
400,000	Harman International Industries, Inc., 4.15% 5/15/25, Callable 2/15/25 @ 100 *	391,214
Semiconductors & Semiconductor Equipment (1.4%)
150,000	Broadcom, Inc., 4.15% 11/15/30, Callable 8/15/30 @ 100 *	139,022
Total Corporate Bonds (Cost $1,851,282)		1,708,847

Taxable Municipal Bonds (7.9%)
Arizona (2.4%)
250,000	City of Glendale AZ, Certificate Participation,0. 90%, 7/1/24	243,555
Colorado (1.4%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	141,576

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Rhode Island (3.7%)
$400,000	Rhode Island Convention Center Authority Revenue, Series A, 3.15%, 5/15/25	$386,684
Wisconsin (0.4%)
45,000	Public Financial Authority Revenue, 4.45%, 10/1/25, AGM(a)	44,265
Total Taxable Municipal Bonds (Cost $844,836)		816,080

U.S. Government Agency Securities (10.4%)
Federal Farm Credit Banks Funding Corp.
350,000	2.12%, 5/23/31, Callable 12/14/23 @ 100 *	287,657
250,000	2.32%, 1/26/32, Callable 12/14/23 @ 100 *	204,349
		492,006
Federal Home Loan Banks
250,000	1.25%, 8/16/28, Callable 2/16/24 @ 100 *(b)	221,025
220,000	1.25%, 3/17/31, Callable 12/17/23 @ 100 *(b)	186,470
200,000	1.50%, 10/28/31, Callable 1/28/24 @ 100 *(b)	165,003
Total U.S. Government Agency Securities (Cost $1,157,083)		572,498
		1,064,504

U.S. Treasury Obligations (20.8%)
U.S. Treasury Notes
1,349,000	4.13%, 11/15/32	1,323,865
825,000	4.25%, 9/30/24	818,361
Total U.S. Treasury Obligations (Cost $2,177,591)		2,142,226

Investment in Affiliates (7.2%)
738,074	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(d)	738,074
Total Investment in Affiliates (Cost$738,074)		738,074

Total Investments (Cost $10,972,840) — 99.7%		10,252,613
Other assets in excess of liabilities — 0.3%		34,085
Net Assets - 100.0%		$10,286,698

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (12.5%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$728,499
1,250,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100*(a)	1,194,242
370,291	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 9/25/26 @ 100*(a)	349,056
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*(a)	857,253
585,000	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100*(a)	578,399
8,947	Fannie Mae REMIC Trust, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 12/25/23 @ 100*(b)(c)	8,198
1,226,460	Finance of America Structured Securities RMF Trust, Series 2023-S1, Class A1, 3.00%, 9/25/61(a)(b)	1,139,480
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,292,392
1,500,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 2/1/24 @ 100*(a)	1,378,551
651,375	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	586,102
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	882,285
462,763	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 12/20/25 @ 100*(a)	436,054
–	RAAC Trust, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 12/25/23 @ 100*(b)	–
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 12/20/23 @ 100*(a)	492,858
1,025,550	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	942,753
351,100	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	348,935
638,175	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	602,541
446,832	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 12/17/23 @ 100*(a)	391,782
80,631	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 2/15/24 @ 100*(a)	71,152
1,083,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,017,064
573,280	Willis Engine Structured Trust III, Series 2017-A, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	483,057
847,386	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	681,010
518,075	ZAXBY'S FUNDING LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	436,527

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
Total Asset Backed Securities (Cost $16,359,821)		$14,898,190

Mortgage Backed Securities† (19.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
$49,744	Bear Stearns Alternative Trust, Series 2006-6, Class 32A1, 4.49%, 11/25/36, Callable 8/25/26 @ 100*(b)	25,051
2,169	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 12/25/23 @ 100*(b)(c)	2,030
		27,081
Alt-A - Fixed Rate Mortgage Backed Securities (0.3%)
39,150	Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 12/25/23 @ 100*	27,932
4,901	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 12/25/23 @ 100*	4,835
21,069	Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 12/25/23 @ 100*	9,780
138,503	Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 12/25/23 @ 100*	66,556
166,085	Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 12/25/23 @ 100*	70,317
5,723	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46, Callable 12/25/23 @100*	4,960
16,047	Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 12/25/23 @ 100*(b)(c)	13,796
7,451	MASTR Alternative Loan Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 1/25/25 @100*	6,764
31,832	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/23 @100*	30,876
11,443	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/23 @100*	10,727
12,629	MASTR Alternative Loan Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 1/25/25 @100*	10,068
668	MASTR Alternative Loan Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 12/25/23 @100*	668
4,579	MASTR Alternative Loan Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 12/25/23 @100*	4,493
2,509	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 12/25/23 @ 100*	2,425
2,579	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 12/25/23 @ 100*	2,529
141,773	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 12/25/23 @ 100*	117,635
		384,361

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (1.5%)
$384,120	GS Mortgage-Backed Securities Trust, Series 2021-GR 2, Class A6, 2.50%, 2/25/52, Callable 7/25/47 @ 100*(a)(b)	$324,205
842,875	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 5/25/47 @ 100*(a)(b)	711,054
3,241	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.05%, 6/25/36, Callable 12/25/23 @ 100*(b)	2,173
91,010	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 5.82%, 8/25/35, Callable 12/25/23 @ 100*(b)	83,712
7,177	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 5.24%, 4/25/29, Callable 12/25/23 @ 100*(b)	6,305
771,845	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	627,902
3,422	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.77%, 6/25/36, Callable 12/25/23 @ 100*(b)	2,157
		1,757,508
Prime Fixed Mortgage Backed Securities (3.7%)
239,833	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 12/25/23 @ 100*(a)(b)	217,767
2,293	Chase Mortgage Finance Trust, Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 12/25/23 @100*	2,100
88,424	ChaseFlex Trust, Series 2006-2, Class A5, 4.42%, 9/25/36, Callable 12/25/23 @ 100*(b)	75,638
25,303	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/23 @ 100*	16,957
20,730	ChaseFlex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 12/25/23 @ 100*	6,979
1,000	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/23 @ 100*	946
2,854	CHL Mortgage Pass-Through Trust, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 12/25/23 @ 100*	2,704
2,838	CHL Mortgage Pass-Through Trust, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 12/25/23 @ 100*	2,685
1,169,108	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 7/25/44 @ 100*(a)(b)	992,141
10,678	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	10,241
92,208	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 12/25/23 @ 100*	29,136
93	FNT Mortgage-Backed Pass-Through Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	88
401	GMACM Mortgage Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 12/25/23 @ 100*(b)(c)	395
838,518	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 12/25/45 @ 100*(a)(b)	692,939
800,862	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 6/25/24 @ 100*(a)(b)	714,320

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$10,500	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.29%, 4/25/36, Callable 12/25/23 @ 100*(b)	$8,761
14,965	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 12/25/23 @ 100*	13,102
792,369	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 6/25/51, Callable 1/25/47 @ 100*(a)(b)	671,955
74,329	RAAC Trust, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 12/25/23 @ 100*	64,459
12,555	Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 12/25/23 @ 100*(a)	11,653
36,631	TBW Mortgage-Backed Trust, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 12/25/23 @100*	4,458
19,858	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 12/25/23 @ 100*	19,279
633,340	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable4/25/47@100*(a)(b)	533,230
210,376	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 12/25/23 @ 100*(a)(b)	182,152
93,915	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 12/20/23 @ 100*(a)(b)	82,926
		4,357,011
Subprime Mortgage Backed Securities (0.3%)
166,807	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	158,623
60,528	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 10/25/27 @ 100*(a)(b)	58,365
176,728	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 8/25/29 @ 100*(a)(b)	169,677
		386,665
U.S. Government Agency Mortgage Backed Securities (13.8%)
303,160	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	294,095
6,547	Fannie Mae, 4.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	6,469
165	Fannie Mae, 5.00%, 8/1/33, Pool #730856	166
78	Fannie Mae, 5.00%, 7/1/35, Pool #832198	78
96	Fannie Mae, 5.50%, 2/1/33, Pool #683351	98
65	Fannie Mae, 5.50%, 9/1/34, Pool #725773	66
1,397,306	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	1,377,006
748,439	Fannie Mae REMIC, Series 2021-52, Class JC, 1.25%,7/25/51	591,108
210,527	Fannie Mae REMIC, Series 2012-111, Class EC, 2.00%,12/25/41	185,894
99,217	Fannie Mae REMIC, Series 2013-23, Class AB, 2.00%,2/25/43	86,841
333,471	Fannie Mae REMIC, Series 2020-54, Class TA, 2.00%,5/25/43	302,618
107,974	Fannie Mae REMIC, Series 2012-30, Class CB, 2.25%,10/25/41	98,693

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$77,306	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%, 7/25/40	$71,067
140,022	Fannie Mae REMIC, Series 2012-104, Class QC, 2.50%, 5/25/42	124,430
35,380	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%, 7/25/44	31,561
140,694	Fannie Mae REMIC, Series 2020-2, Class JD, 2.50%, 2/25/50	116,032
160,490	Fannie Mae REMIC, Series 2014-33, Class PE, 3.00%, 4/25/43	150,470
188,410	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%, 7/25/45	168,682
762,542	Fannie Mae REMIC, Series 2018-94, Class ZE, 3.50%, 1/25/49	681,879
440,137	Fannie Mae REMIC, Series 2022-35, Class CK, 4.00%, 3/25/47	410,035
1,058,785	Fannie Mae REMIC, Series 2022-61, Class D, 4.00%, 6/25/44	1,009,360
1,213,317	Fannie Mae REMIC, Series 2023-19, Class BA, 5.00%, 12/25/50	1,179,608
1,908,533	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%, 3/25/34	1,911,359
697	Fannie Mae REMIC, Series 1998-36, Class ZB, 6.00%, 7/18/28	698
15,995	Fannie Mae Trust, Series 2003-W6, Class 6A, 4.14%, 8/25/42, Callable 12/25/23 @ 100*(b)	15,245
174	Freddie Mac, 5.13% (H15T1Y + 213 bps), 4/1/24, Pool #409624	174
173	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	178
1,200,331	Freddie Mac, 6.00%, 5/1/53, Pool #SD8325	1,203,649
473	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	488
63,215	Freddie Mac REMIC, Series 4019, Class GB, 2.00%, 12/15/41	56,675
58,032	Freddie Mac REMIC, Series 4461, Class EA, 2.00%, 7/15/37	54,955
110,115	Freddie Mac REMIC, Series 3913, Class PC, 2.50%, 3/15/41	104,739
837,701	Freddie Mac REMIC, Series 4893, Class PD, 2.50%, 5/15/49	706,072
83,252	Freddie Mac REMIC, Series 3721, Class PE, 3.50%, 9/15/40	78,213
29,017	Freddie Mac REMIC, Series 3780, Class MK, 3.50%, 10/15/40	27,625
84	Freddie Mac REMIC, Series 2610, Class VB, 5.50%, 7/15/24	84
1,316,409	Freddie Mac REMIC, Series 5303, Class B, 5.50%, 6/25/45	1,296,609
641	Freddie Mac REMIC, Series 2148, Class ZA, 6.00%, 4/15/29	640
4,302	Freddie Mac REMIC, Series 2036, Class PD, 6.50%, 3/15/28	4,353
145,767	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	122,827
1,387,792	Government National Mortgage Assoc., 3.00%, 4/20/53, Pool #MA8796	1,212,133
183,020	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	171,013
75,824	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	70,349
7,933	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	7,658

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,162,346	Government National Mortgage Assoc., Series 2022-205, Class UA, 5.00%, 5/20/52	$1,140,721
1,319,103	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	1,288,885
2,256	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	2,265
		16,363,863
Total Mortgage Backed Securities (Cost $24,967,930)		23,276,489

Commercial Mortgage Backed Securities (1.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
241,444	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 12/10/23 @ 100*	233,960
1,250,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.72%, 3/15/50, Callable 4/15/27 @ 100*	1,154,881
Total Commercial Mortgage Backed Securities (Cost $1,394,224)		1,388,841

Corporate Bonds (16.8%)
Air Freight & Logistics (0.8%)
967,887	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88% 10/15/27	963,775
Banks (3.4%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100*	1,830,376
1,550,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100*	1,299,775
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100*	967,742
Beverages (0.6%)		4,097,893
800,000	PepsiCo, Inc., 2.75% 3/19/30, Callable 12/19/29 @ 100*	713,975
Capital Markets (1.3%)
1,600,000	Goldman Sachs Group, Inc. (The), 3.50% 11/16/26, Callable 11/16/25 @ 100*	1,526,985
Electric Utilities (0.8%)
1,000,000	Entergy Mississippi LLC, 3.25% 12/1/27, Callable 9/1/27 @ 100*	909,966
Electrical Equipment (0.9%)
1,250,000	Emerson Electric Co., 2.20% 12/21/31, Callable 9/21/31 @ 100*	1,024,163
Financial Services (1.5%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,078,787
770,000	Western Union Co. (The), 6.20%, 11/17/36	769,810
Food Products (1.7%)		1,848,597
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,038,173
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100*(a)	287,822
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100*(a)	740,025
Health Care Providers & Services (0.4%)		2,066,020
450,000	Montefiore Medical Center, 2.15% 10/20/26, Callable 4/20/26 @ 100*	425,055
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15% 5/15/25, Callable 2/15/25 @ 100*	1,095,400

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels (1.0%)
$1,200,000	Marathon Oil Corp., 4.40% 7/15/27, Callable 4/15/27 @ 100*	$1,151,375
Passenger Airlines (0.8%)
998,110	Alaska Airlines Pass-Through Trust, Series 2020-1, Class A, 4.80% 8/15/27 (a)	951,898
Semiconductors & Semiconductor Equipment (1.7%)
2,178,000	Broadcom, Inc., 4.15% 11/15/30, Callable 8/15/30 @ 100*	2,018,606
Specialized REITs (1.0%)
1,255,000	SBA Tower Trust, 1.88% 1/15/26, Callable 1/15/25 @ 100 *(a)	1,147,810
Total Corporate Bonds (Cost $22,959,393)		19,941,518

Taxable Municipal Bonds (6.2%)
Georgia (1.0%)
1,200,000	State of Georgia, GO, 4.57%, 10/1/30	1,174,729
Kentucky (0.5%)
750,000	Lexington-Fayette Urban County Airport Board Revenue, Series A, 2.84%, 7/1/31	635,917
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	158,241
Missouri (1.1%)
1,250,000	Fort Zumwalt School District, GO, Series D, 5.30%, 3/1/29, STATE AID WITHHOLDING
		1,250,838
Oklahoma (1.9%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	447,017
1,650,000	The University of Oklahoma Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,502,838
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	363,322
		2,313,177
Pennsylvania (0.9%)
1,110,000	City of Bethlehem PA, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,104,833
Texas (0.7%)
785,000	Texas Transportation Commission State Highway Fund Revenue, Series B, 5.18%, 4/1/30	791,109
Total Taxable Municipal Bonds (Cost $8,094,471)		7,428,844

U.S. Government Agency Securities (10.2%)
Federal Farm Credit Banks Funding Corp.
1,000,000	1.32%, 9/9/30, Callable 12/14/23 @ 100 *	800,483
1,625,000	2.00%, 9/27/33, Callable 12/14/23 @ 100 *	1,245,972
1,565,000	2.13%, 4/19/34, Callable 12/14/23 @ 100 *	1,204,237
1,408,000	2.15%, 3/7/36, Callable 12/14/23 @ 100 *	1,010,659
1,350,000	2.23%, 3/12/35, Callable 12/14/23 @ 100 *	1,017,580
1,150,000	2.32%, 1/26/32, Callable 12/14/23 @ 100 *	940,006
1,220,000	2.75%, 2/2/37, Callable 12/14/23 @ 100 *	921,100
		7,140,037
Federal Home Loan Banks
1,000,000	1.00%, 2/11/36, Callable 2/11/24 @ 100 *(b)	698,604
1,100,000	1.25%, 10/29/29, Callable 1/29/24 @ 100 *(b)	957,956
3,000,000	1.25%, 3/24/33, Callable 12/24/23 @ 100 *(b)	2,428,039
1,170,000	1.50%, 2/25/36, Callable 2/25/24 @ 100 *(b)	837,765
		4,922,364
Total U.S. Government Agency Securities (Cost $13,624,083)		12,062,401

Shares or
Principal
Amount	Security Description	Value

U.S. Treasury Obligations (31.3%)
U.S. Treasury Bonds
$5,704,000	1.75%,8/15/41	$3,669,722
18,069,000	3.13%,8/15/44	14,224,397
		17,894,119
U.S. Treasury Notes
3,915,000	3.13%,8/31/29	3,669,242
8,351,000	4.13%,9/30/27	8,273,035
6,226,000	4.13%,11/15/32	6,109,992
1,200,000	4.25%,9/30/24	1,190,344
		19,242,613
Total U.S. Treasury Obligations (Cost $40,142,765)		37,136,732

Investment in Affiliates (0.8%)
996,099	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(d)	996,099
Total Investment in Affiliates (Cost $996,099)		996,099

Total Investments (Cost $128,538,786) — 98.6%		117,129,114
Other assets in excess of liabilities — 1.4%		1,670,676
Net Assets — 100.0%		$118,799,790

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2023 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—“ are either 0 or round to less than 1.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (22.9%)
Prime Fixed Mortgage Backed Securities (4.4%)
$359,469	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$209,391
U.S. Government Agency Mortgage Backed Securities (18.5%)
256,244	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	240,294
204,500	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	185,841
198,023	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	191,017
75,306	Freddie Mac, 5.50%, 4/1/53, Pool #SD8316	74,223
209,771	Government National Mortgage Assoc., 3.50%, 10/20/52, Pool #MA8345	187,745
Total Mortgage Backed Securities (Cost $1,231,748)		879,120
		1,088,511

Corporate Bonds (50.3%)
Aerospace & Defense (1.9%)
90,000	Boeing Co. (The), 5.04% 5/1/27, Callable 3/1/27 @ 100*	89,407
Banks (10.9%)
150,000	Banco GNB Sudameris SA, 7.50% (H15T5Y + 666 bps), 4/16/31, Callable 4/16/26 @ 100 *(b)	117,450
90,000	Bank of America Corp., 3.42% (TSFR3M + 130 bps), 12/20/28, Callable 12/20/27 @ 100 *	82,692
90,000	Citigroup, Inc., 4.41% (SOFR + 391 bps), 3/31/31, Callable 3/31/30 @ 100 *	83,382
50,000	JPMorgan Chase & Co., 3.63%, 12/1/27, Callable 12/1/26 @ 100*	47,230
90,000	JPMorgan Chase & Co., 6.40%, 5/15/38	99,014
90,000	Wachovia Corp., 5.50%, 8/1/35	86,598
		516,366
Capital Markets (3.7%)
90,000	Goldman Sachs Group, Inc. (The), 6.17% (SOFR + 82 bps), 9/10/27, Callable 9/10/26 @ 100 *	88,011
90,000	Morgan Stanley, 4.43% (TSFR3M + 189 bps), 1/23/30, Callable 1/23/29 @ 100 *	85,328
		173,339
Construction & Engineering (4.1%)
200,000	Arcos Dorados BV, 6.13% 5/27/29, Callable 5/27/26 @ 103 *(b)	194,500
Diversified Telecommunication Services (1.9%)
90,000	AT&T, Inc., 6.85% (TSFR3M + 144 bps) 6/12/24	90,344
Financial Services (1.1%)
50,000	Ford Motor Credit Co. LLC, 6.80% 11/7/28, Callable 10/7/28 @ 100 *	50,982
Health Care Providers & Services (0.9%)
45,000	CVS Health Corp., 4.30% 3/25/28, Callable 12/25/27 @ 100*	43,538
Hotels, Restaurants & Leisure (0.9%)
50,000	Grupo Posadas SAB de CV, 5.00% 12/30/27, Callable 12/18/23 @ 100 *(b)	42,125
IT Services (3.8%)
200,000	Sixsigma Networks Mexico SA de CV, 7.50% 5/2/25, Callable 1/8/24 @ 102 *(b)	180,918
Media (1.3%)
70,000	Paramount Global, 4.95% 1/15/31, Callable 10/15/30 @ 100*	63,468
Metals & Mining (7.5%)
80,000	Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable 4/15/26 @ 103 *(b)	77,837
50,000	Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 102*	42,425
45,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102*	41,055

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Metals & Mining, continued:
$200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 5/15/25, Callable 4/15/25 @ 100 *(b)	$196,000
		357,317
Oil, Gas & Consumable Fuels (6.9%)
90,000	Kinder Morgan Energy Partners LP, 5.63%, 9/1/41	80,936
90,000	Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26, Callable 1/8/24 @ 102 *(b)	87,977
50,000	Petrobras Global Finance BV, 6.50%, 7/3/33, Callable 4/3/33 @ 100 *	48,622
70,000	Petroleos Mexicanos, 6.50%, 3/13/27	63,075
45,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104*	46,650
		327,260
Paper & Forest Products (0.9%)
50,000	Suzano Austria GmbH, 3.75% 1/15/31, Callable 10/15/30 @ 100*	42,233
Sovereign Bond (0.9%)
50,000	Leviathan Bond, Ltd., 6.75% 6/30/30, Callable 12/30/29 @ 100 *(b)	45,312
Specialized REITs (1.8%)
100,000	Iron Mountain, Inc., 4.50% 2/15/31, Callable 2/15/26 @ 102 *(b)	86,549
Technology Hardware, Storage & Peripherals (0.8%)
45,000	Apple, Inc., 3.95% 8/8/52, Callable 2/8/52 @ 100*	37,400
Wireless Telecommunication Services (1.0%)
50,000	T-Mobile USA, Inc., 3.38% 4/15/29, Callable 4/15/24 @ 102*	45,320
Total Corporate Bonds (Cost$2,385,932)		2,386,378

U.S. Government Agency Securities (7.1%)
Dominican Republic International Bond
100,000	5.95%, 1/25/27 (b)	98,355
Federal Home Loan Banks
80,000	3.25%,11/16/28	76,121
Mongolia Government International Bond
200,000	4.45%, 7/7/31 (b)	160,600
Total U.S. Government Agency Securities (Cost$332,540)		335,076

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bonds
70,000	1.88%,2/15/51	40,698
128,000	3.88%,5/15/43	114,080
156,000	4.50%,2/15/36	158,468
90,000	4.75%,2/15/41	91,006
		404,252
U.S. Treasury Notes
30,000	1.13%,2/28/27	27,047
20,000	2.00%,8/15/25	19,081
108,000	2.38%,5/15/29	97,677
132,000	2.88%,5/15/32	118,089
150,000	4.00%,7/31/30	146,789
50,000	4.13%,9/30/27	49,533
		458,216
Total U.S. Treasury Obligations (Cost $878,105)		862,468

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2023 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (0.3%)
12,535	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(c)	$12,535
Total Investment in Affiliates (Cost$12,535)		12,535

Total Investments (Cost $4,840,860) — 98.8%		4,684,968
Other assets in excess of liabilities — 1.2%		54,604
Net Assets - 100.0%		$4,739,572

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2023, illiquid securities were 4.4% of the Fund's net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

H15T5Y	5 Year Treasury Constant Maturity Rate

SOFR	Secured Overnight Financing Rate

TSFR3M	CME Term Secured Overnight Financing Rate 3-Month

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
November 30, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (98.7%)
Colorado (4.8%)
$670,000	City of Colorado Springs CO Utilities System Revenue, Series A, 3.28%, 11/1/37, Continuously Callable @100(a)	$670,000
Illinois (7.2%)
300,000	Cook County School District No. 81 Schiller Park, GO, 5.00%, 12/1/23	300,007
200,000	Henry County Community Unit School District No. 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	199,991
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	249,837
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23, AGM	250,093
		999,928
Indiana (2.6%)
365,000	New Albany-Floyd County Consolidated School Corp., GO, 5.00%, 7/15/24, ST INTERCEPT	368,678
Iowa (2.9%)
400,000	Iowa Finance Authority Revenue, Series E, 2.50%, 2/15/41, Continuously Callable @100(a)	400,000
Kansas (5.4%)
750,000	Wyandotte County-Kansas City Unified Government, GO, Series 2023-II, 4.25%, 4/1/24, Continuously Callable @100	750,268
Minnesota (2.7%)
375,000	City of Minneapolis MN Revenue, Series B, 3.42%, 12/1/27, Callable 1/2/24 @ 100*(a)	375,000
Nevada (5.4%)
750,000	County of Clark NV Revenue, Series A, 3.26%, 12/1/39, Continuously Callable @100(a)	750,000
Ohio (32.2%)
200,000	American Municipal Power, Inc. Revenue, 4.50%, 6/28/24	200,607
350,000	American Municipal Power, Inc. Revenue, 5.25%, 10/24/24	353,716
300,000	City of Bay Village OH, GO, 4.50%, 5/31/24	301,107
500,000	City of Lyndhurst OH, GO, 4.50%, 3/21/24(b)	500,712
460,000	City of Newark OH, GO, Series B, 4.63%, 9/21/24	462,442
600,000	County of Franklin OH Revenue, Series A, 3.28%, 11/15/41, Continuously Callable @100(a)	600,000
430,000	County of Lake OH, GO, 4.63%, 7/10/24	432,235

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Ohio, continued:
$375,000	County of Lucas OH, GO, 4.38%, 10/11/24	$377,608
400,000	Owens State Community College Revenue, 5.00%, 12/1/23, OH CCD PROG(c)	400,008
400,000	Village of Glenwillow OH, GO, Series B, 5.00%, 7/16/24	402,781
455,000	Village of Oakwood OH/Cuyahoga County, GO, 5.25%, 6/13/24(b)(c)	458,481
		4,489,697
Pennsylvania (8.5%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	580,024
600,000	City of Philadelphia PA, GO, Series B, 3.27%, 8/1/31, Continuously Callable @100(a)	600,000
		1,180,024
Rhode Island (3.6%)
500,000	Rhode Island Health and Educational Building Corp. Revenue, Series B, 3.25%, 9/1/43, Callable 1/2/24 @ 100*(a)	500,000
Tennessee (6.1%)
850,000	Montgomery County Public Building Authority Revenue, 3.35%, 11/1/27, Callable 1/1/24 @ 100*(a)	850,000
Texas (7.4%)
580,000	City of Austin TX Revenue, Series B, 3.42%, 11/15/29, Continuously Callable @100(a)	580,000
455,000	Fort Bend County Municipal Utility District No. 182, GO, 5.00%, 9/1/24, BAM(c)	459,667
		1,039,667
Washington (4.3%)
600,000	County of King WA, GO, Series B, 3.25%, 1/1/46, Continuously Callable @100(a)	600,000
Wisconsin (5.6%)
400,000	Madison Area Technical College WI, GO, Series 24B, 6.00%, 3/1/24	402,262
375,000	PMA Levy & Aid Anticipation Notes Program Revenue, Series B, 5.00%, 4/3/24	376,745
		779,007
Total Municipal Bonds (Cost $13,744,500)		13,752,269
Investment in Affiliates (0.6%)
77,291	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(d)	77,291
Total Investment in Affiliates (Cost $77,291)		77,291

Total Investments (Cost $13,821,791) — 99.3%		13,829,560
Other assets in excess of liabilities — 0.7%		99,465
Net Assets - 100.0%		$13,929,025

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2023.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
November 30, 2023 (Unaudited)

Shares	Security Description	Value

Investment in Affiliates (99.8%)
7,934,565	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(a)	$7,934,565
Total Investment in Affiliates (Cost $7,934,565)		7,934,565

Total Investments (Cost $7,934,565) — 99.8%		7,934,565
Other assets in excess of liabilities — 0.2%		15,221
Net Assets - 100.0%		$7,949,786

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (92.9%)
Aerospace & Defense (3.9%)
44,000	BWX Technologies, Inc.	$3,433,320
Electric Utilities (0.0%^)
46	ALLETE, Inc.	2,552
24	Eversource Energy	1,426
79	Fortis, Inc.	3,166
11	IDACORP, Inc.	1,062
31	MGE Energy, Inc.	2,286
88	NextEra Energy, Inc.	5,149
66	Otter Tail Corp.	5,037
23	Xcel Energy, Inc.	1,399
		22,077
Energy Equipment & Services (23.6%)
107,000	Baker Hughes Co.	3,611,250
230,000	Diamond Offshore Drilling, Inc.(a)	2,960,100
667	Helmerich & Payne, Inc.	24,165
53,908	Noble Corp. PLC	2,487,315
30,000	Schlumberger NV	1,561,200
200,000	TechnipFMC PLC	4,144,000
12,458	Tenaris SA ADR	431,919
35,505	Valaris, Ltd.(a)	2,435,643
35,000	Weatherford International PLC(a)	3,174,150
		20,829,742
Gas Utilities (0.0%^)
34	Brookfield Infrastructure Corp., Class A	1,056
20	Chesapeake Utilities Corp.	1,912
81	National Fuel Gas Co.	4,114
		7,082
Independent Power and Renewable Electricity Producers (0.2%)
2,599	Brookfield Renewable Corp., Class A	68,977
1,024	Ormat Technologies, Inc.	68,936
15	Sunnova Energy International, Inc.(a)	174
86	TransAlta Corp.	701
		138,788
Machinery (1.1%)
7,814	Chart Industries, Inc.(a)	1,016,054
Metals & Mining (0.0%^)
130	Arch Resources, Inc.	21,575
Multi-Utilities (0.0%^)
40	CMS Energy Corp.	2,270
61	DTE Energy Co.	6,351
148	National Grid PLC ADR	9,770
38	Sempra	2,769
36	WEC Energy Group, Inc.	3,010
		24,170
Oil, Gas & Consumable Fuels (64.1%)
75,000	APA Corp.	2,700,000
3,645	BP PLC ADR	132,277
83,229	Cameco Corp.	3,821,876
637	Canadian Natural Resources, Ltd.	42,552
7,507	Cheniere Energy, Inc.	1,367,400
15,000	Chesapeake Energy Corp.	1,204,650
326	Chevron Corp.	46,814
308,000	Comstock Resources, Inc.	3,039,960
15,689	ConocoPhillips	1,813,178
90,000	Coterra Energy, Inc.	2,362,500
24,000	Diamondback Energy, Inc.	3,705,840
63,600	Enbridge, Inc.	2,217,732
62,000	Eni SpA ADR	2,054,680
330	EOG Resources, Inc.	40,613
8,041	Exxon Mobil Corp.	826,132
50,000	HF Sinclair Corp.	2,624,000

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
12,097	Kinder Morgan, Inc.	$212,544
107,000	Mach Natural Resources LP(a)	1,896,040
100,000	Marathon Oil Corp.	2,543,000
24,000	Marathon Petroleum Corp.	3,580,560
50,000	Matador Resources Co.	2,894,000
27,808	ONEOK, Inc.	1,914,581
1,020	Peabody Energy Corp.	24,317
190,000	Permian Resources Corp.	2,496,600
4,470	Phillips 66	576,138
75,000	Range Resources Corp.	2,437,500
78,044	Shell PLC ADR	5,135,295
33,409	TC Energy Corp.	1,253,506
37,385	The Williams Cos., Inc.	1,375,394
5,628	TotalEnergies SE ADR	382,985
64,000	Viper Energy, Inc.	1,972,480
		56,695,144
Water Utilities (0.0%^)
55	American States Water Co.	4,394
34	American Water Works Co., Inc.	4,483
38	California Water Service Group	1,922
49	Middlesex Water Co.	3,131
11	The York Water Co.	419
		14,349
Total Common Stocks (Cost $72,226,242)		82,202,301
Corporate Bonds (4.8%)
Energy Equipment & Services (2.8%)
$715,000	Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29 @ 100*	626,281
400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	379,403
261,250	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104*(b)	266,810
506,000	Transocean, Inc., 11.50%, 1/30/27, Callable 12/18/23 @ 106*(b)	526,240
700,000	Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @ 104*(b)	704,179
		2,502,913
Oil, Gas & Consumable Fuels (2.0%)
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100*	654,791
700,000	Matador Resources Co., 5.88%, 9/15/26, Callable 12/26/23 @ 101*	686,943
400,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104*	414,664
		1,756,398
Total Corporate Bonds (Cost $4,345,155)		4,259,311
Investment in Affiliates (2.0%)
1,727,816	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(c)	1,727,816
Total Investment in Affiliates (Cost $1,727,816)		1,727,816
Exchange Traded Fund (1.0%)
30,000	Global X Uranium ETF	868,800
Total Exchange Traded Fund (Cost$ 716,382)		868,800

Total Investments (Cost $79,015,595) — 100.7%		89,058,228
Liabilities in excess of other assets — (0.7)%		(631,409)
Net Assets - 100.0%		$88,426,819

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2023 (Unaudited)	Concluded

The Adviser has determined that 51.5% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2023 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (103.9%)
Aerospace & Defense (2.4%)
8,700	RTX Corp.	$708,876
Beverages (7.8%)
7,300	PepsiCo, Inc.	1,228,517
18,600	The Coca-Cola Co.	1,086,984
		2,315,501
Biotechnology (5.0%)
10,600	AbbVie, Inc.	1,509,334
Capital Markets (4.9%)
1,100	BlackRock, Inc.	826,353
8,200	Morgan Stanley	650,588
		1,476,941
Chemicals (5.5%)
8,700	CF Industries Holdings, Inc.	653,805
18,900	Dow, Inc.	978,075
		1,631,880
Communications Equipment (3.3%)
20,100	Cisco Systems, Inc.	972,438
Containers & Packaging (3.4%)
6,100	Packaging Corp. of America	1,024,861
Electric Utilities (10.6%)
14,400	American Electric Power Co., Inc.	1,145,520
12,200	Duke Energy Corp.	1,125,816
24,300	FirstEnergy Corp.	897,642
		3,168,978
Electrical Equipment (3.3%)
11,000	Emerson Electric Co.	977,900
Energy Equipment & Services (2.7%)
24,200	Baker Hughes Co.	816,750
Health Care Equipment & Supplies (2.3%)
8,700	Medtronic PLC.	689,649
Health Care Providers & Services (5.6%)
15,500	Cardinal Health, Inc.	1,659,740
Hotels, Restaurants & Leisure (3.1%)
3,300	McDonald’s Corp.	930,072

Shares	Security Description	Value

Common Stocks+, continued:
Household Products (3.5%)
6,800	The Procter & Gamble Co.	$1,043,936
Industrial REITs (3.1%)
26,000	STAG Industrial, Inc.	932,100
Metals & Mining (2.5%)
18,700	Newmont Corp.	751,553
Oil, Gas & Consumable Fuels (14.9%)
33,000	Coterra Energy, Inc.	866,250
4,300	Diamondback Energy, Inc.	663,963
16,800	ONEOK, Inc.	1,156,680
13,600	Phillips 66	1,752,904
		4,439,797
Pharmaceuticals (9.9%)
16,400	AstraZeneca PLC ADR	1,059,276
18,500	Merck & Co., Inc.	1,895,880
		2,955,156
Semiconductors & Semiconductor Equipment (2.5%)
800	Broadcom, Inc.	740,584
Specialty Retail (2.5%)
2,400	The Home Depot, Inc.	752,376
Trading Companies & Distributors (5.1%)
15,500	MSC Industrial Direct Co., Inc.	1,510,010
Total Common Stocks (Cost $28,334,755)		31,008,432

Purchased Options (0.3%)^
80	PepsiCo, Inc.	19,520
24	S&P 500 Index	46,320
300	SPDR Dow Jones Industrial	35,400
Total Purchased Options (Cost $349,170)		101,240

Investment in Affiliates (1.6%)
468,308	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.19%(a)	468,308
Total Investment in Affiliates (Cost $468,308)		468,308

Total Investments (Cost $29,152,233) — 105.8%		31,577,980
Liabilities in excess of other assets — (5.8)%		(1,739,111)
Net Assets - 100.0%		$29,838,869

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2023.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
^	See Options table below for more details.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2023 (Unaudited)	Continued

At November 30, 2023, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value

PepsiCo, Inc.	Put	155.00	USD	4/19/24	80	$12,400	$19,520
S&P 500 Index	Put	3975.00	USD	3/15/24	24	95,400	46,320
SPDR Dow Jones Industrial	Put	315.00	USD	3/15/24	300	94,500	35,400
Total (Cost $349,170)							$101,240

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2023 (Unaudited)	Concluded

At November 30, 2023, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	Call	125.00	USD	1/19/24	6	$750	$(10,590)
Abbvie, Inc.	Call	115.00	USD	3/15/24	90	10,350	(252,450)
Baker Hughes Co.	Call	35.00	USD	1/19/24	242	8,470	(16,940)
BlackRock, Inc.	Call	770.00	USD	1/19/24	10	7,700	(12,840)
Broadcom, Inc.	Call	700.00	USD	12/15/23	8	5,600	(180,720)
Cardinal Health, Inc.	Call	80.00	USD	1/19/24	155	12,400	(413,385)
CF Industries Holdings, Inc.	Call	92.50	USD	12/15/23	44	4,070	(440)
Coterra Energy, Inc.	Call	31.00	USD	12/1/23	188	5,828	(188)
Diamondback Energy, Inc.	Call	175.32	USD	1/19/24	16	2,805	(720)
Dow, Inc.	Call	55.00	USD	1/19/24	95	5,225	(4,465)
Duke Energy Corp.	Call	95.00	USD	12/15/23	61	5,795	(1,586)
McDonald’s Corp.	Call	280.00	USD	1/19/24	11	3,080	(8,690)
McDonald’s Corp.	Call	290.00	USD	1/19/24	17	4,930	(4,233)
Medtronic PLC	Call	85.00	USD	1/19/24	44	3,740	(1,276)
Merck Co., Inc.	Call	90.00	USD	1/19/24	150	13,500	(187,200)
Merck Co., Inc.	Call	100.00	USD	1/19/24	35	3,500	(14,875)
MSC Industrial Direct Co., Inc.	Call	90.00	USD	3/15/24	155	13,950	(136,400)
ONEOK, Inc.	Call	60.00	USD	1/19/24	124	7,440	(113,460)
Packaging Corp. of America	Call	180.00	USD	1/19/24	31	5,580	(4,030)
Phillips 66	Call	120.00	USD	12/15/23	65	7,800	(65,975)
Phillips 66	Call	105.00	USD	1/19/24	71	7,455	(177,500)
RTX Corp.	Call	85.00	USD	12/1/23	40	3,400	(40)
RTX Corp.	Call	87.00	USD	1/12/24	42	3,654	(1,890)
The Home Depot, Inc.	Call	320.00	USD	12/15/23	12	3,840	(2,100)
The Procter Gamble Co.	Call	160.00	USD	12/1/23	2	320	(2)
The Procter Gamble Co.	Call	157.50	USD	12/22/23	33	5,198	(561)
Total (Premiums $(1,865,857))							$(1,612,556)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to schedule of portfolio of investments.

Notes to Schedules of Portfolio Investments

November 30, 2023 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act.Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board.Not all restricted securities are considered illiquid.The illiquid, restricted securities held as of November 30, 2023 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27 @100	3/25/21	$329,112	$359,469	$209,391

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending November 30, 2023 is noted below:

Fund	Fair Value 8/31/23	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/23	Shares as of 11/30/23	Dividend Income
Limited Duration Fund	$1,777,121	$2,864,671	$(3,654,048)	$—	$—	$987,744	$987,744	$22,558
Moderate Duration Fund	865,097	1,623,244	(1,750,267)	—	—	738,074	738,074	11,390
Bond Fund	1,364,029	9,253,825	(9,621,755)	—	—	996,099	996,099	28,765
Strategic Enhanced Yield Fund	124,636	663,004	(775,105)	—	—	12,535	12,535	982
Ultra Short Tax-Free Income Fund	1,569	4,536,352	(4,460,630)	—	—	77,291	77,291	4,124
Opportunistic Fund	791,924	15,859,132	(8,716,491)	—	—	7,934,565	7,934,565	21,290
World Energy Fund	241,697	8,468,999	(6,982,880)	—	—	1,727,816	1,727,816	12,732
Hedged Income Fund	464,620	2,218,266	(2,214,578)	—	—	468,308	468,308	7,277
	$5,630,693	$45,487,493	$(38,175,754)	$—	$—	$12,942,432	$12,942,432	$109,118